PROVISIONS AND CONTINGENT PROVISIONS (Details 3) $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL allowance, beginning balance	$ 23,761
Transfers to stage 2	35
Transfers to stage 3	327
Transfers to stage 3	556
Transfers to stage 1	(6)
Transfers to stage 2
Transfers to stage 1	(1)
Net changes on financial assets	741
Writte-off
Foreign Exchange adjustments	(1,704)
ECL allowance, ending balance	23,709
Stage 1 [Member] | Individual [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL allowance, beginning balance	1,028
Transfers to stage 2	(30)
Transfers to stage 3	(1)
Transfers to stage 3
Transfers to stage 1	1
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	115
Writte-off
Foreign Exchange adjustments	(32)
ECL allowance, ending balance	1,081
Stage 1 [Member] | Collective [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL allowance, beginning balance	16,261
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	683
Writte-off
Foreign Exchange adjustments	(1,874)
ECL allowance, ending balance	15,070
Stage 2 [Member] | Individual [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL allowance, beginning balance	219
Transfers to stage 2	65
Transfers to stage 3
Transfers to stage 3	(11)
Transfers to stage 1	(7)
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	3
Writte-off
Foreign Exchange adjustments	(10)
ECL allowance, ending balance	259
Stage 2 [Member] | Collective [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL allowance, beginning balance	187
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	(37)
Writte-off
Foreign Exchange adjustments	22
ECL allowance, ending balance	172
Stage 3 [Member] | Individual [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL allowance, beginning balance	2,884
Transfers to stage 2
Transfers to stage 3	328
Transfers to stage 3	567
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1	(1)
Net changes on financial assets	54
Writte-off
Foreign Exchange adjustments	24
ECL allowance, ending balance	3,856
Stage 3 [Member] | Collective [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
ECL allowance, beginning balance	3,182
Transfers to stage 2
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	(77)
Writte-off
Foreign Exchange adjustments	166
ECL allowance, ending balance	$ 3,271